Prepayments, Deposits and Other Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayments, Deposits and Other Assets, Net [Abstract]
Prepayments, deposits and other assets, net

Note 5 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	As of December 31,
	2024	2023

Security deposits (1)	$631,211	$248,146
Advances to suppliers	1,659,609	2,032,099
Advances to employees	129,971	46,293
Prepaid expense	529,751	1,099,950
Prepayment for potential acquisition (2)	-	15,906,186
Antique art pieces (3)	36,970,600	59,651,975
Others	19,286	6,511
	39,940,428	78,991,160
Less: Long term portion	(37,689,697)	(76,274,752)
Allowance for credit losses	(548,248)	(281,694)
Prepayments, deposits and other assets – current portion	$1,702,483	$2,434,714

(1)	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

(2)	On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI Group Limited (“DTI”), pursuant to which the Company agreed to prepay 34,911 (post-reverse stock split adjusted to 5,818) Class A ordinary shares (equivalent to $15,906,186) to purchase 32% equity of DTI. On January 29, 2025, the Company cancelled 34,911 (post-reverse stock split adjusted to 5,818) Class A ordinary shares according to the equity transfer agreement, due to the failure to achieve the acquisition purpose for unforeseeable reasons. The prepayment of $15,906,186 as of December 31, 2024 was reclassified to subscription receivables.

(3)	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin (details refer to Note 3). The Group engaged an independent valuation firm to perform the valuation for the rest antique art pieces, the fair value was $36,970,600 as of December 31, 2024

Movement of allowance for credit losses is as follows:

	As of December 31,
	2024	2023	2022

Beginning balance	$281,694	$364,973	$313,844
Provision for credit losses	9,065,372	-	75,000
Written-off	(8,787,174)	(75,000)	-
Foreign currency translation adjustments	(11,644)	(8,279)	(23,871)
Ending balance	$548,248	$281,694	$364,973